Property, Equipment and Improvements, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Equipment and Improvements, Net
4.	PROPERTY, EQUIPMENT AND IMPROVEMENTS, NET
Property, equipment and improvements, net is comprised of the following (in thousands):

	March 31, 2024	December 31, 2023
Laboratory equipment	$4,548	$4,510
Furniture and office equipment	244	244
Computer equipment	165	161
Construction in progress	—	38
Leasehold improvements	25	25

	4,982	4,978
Less: accumulated depreciation	(2,118)	(1,856)

Property and equipment, net	$2,864	$3,122

Depreciation expense was $0.3 million and $0.2 million during the three months ended March 31, 2024 and 2023 and was recorded as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
General and administrative	$4	$4
Research and development	258	226

	$262	$230

These amounts are exclusive of amortization related to finance lease assets of $0.1 million during the three months ended March 31, 2024 and 2023.

4.	PROPERTY, EQUIPMENT AND IMPROVEMENTS, NET
Property, equipment and improvements, net is comprised of the following (in thousands):

	December 31,
	2023	2022
Laboratory equipment	$4,510	$4,018
Furniture and office equipment	244	244
Computer equipment	161	149
Construction in progress	38	49
Leasehold improvements	25	25

	4,978	4,485
Less: accumulated depreciation	(1,856)	(877)

Property and equipment, net	$3,122	$3,608

Depreciation expense was $1.0 million and $0.6 million and was recorded as follows (in thousands):

	Year Ended December 31,
	2023	2022
General and administrative	$17	$12
Research and development	973	635

	$ 990	$ 647

These amounts are exclusive of amortization related to finance lease and capital lease assets of $0.5 million and $
0.3
 million in 2023 and 2022, respectively.